Related party transactions (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Balances and Turnover of Receivables and Payables with Associates and Joint Ventures Accounted For Under the Equity Method
The balances and turnover of receivables and payables with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31,
	2024	2025
Trade accounts and other receivables
Associates	464,728	466,420
Joint ventures	145,077	79,251

Total	609,805	545,671

Trade accounts and other payables
Associates	1,423,147	1,576,129
Joint ventures	9,668	8,573

Total	1,432,815	1,584,702

Disclosure of Related Party Transactions

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Sales revenues
Associates	2,821,963	3,137,067	3,420,576
Joint ventures	722,278	662,202	622,056

Total	3,544,240	3,799,268	4,042,632

Cost of products sold (purchases)
Associates	9,891,804	12,426,770	12,889,776
Joint ventures	59,703	75,042	82,963

Total	9,951,507	12,501,811	12,972,740

Disclosure of Key Management Compensation
The compensation for the directors and audit & supervisory board members of TMC is as follows:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025

Base compensation	1,226	1,107	1,425
Bonus	397	1,054	1,607
Share compensation	808	1,862	1,940

Total	2,430	4,024	4,972